Exhibit G.1.a.vi.

EXPLANATORY NOTE: The Registrant is filing this amendment to its Form N-CEN (the “Amendment”) for the period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 11, 2024 (Accession Number 0001752724-24-202597) (the “Original Filing”). This Amendment is filed solely for the purpose of updating the Securities Lending Information in Item C.6 for the AdvisorShares Insider Advantage ETF, AdvisorShares Pure Cannabis ETF, and AdvisorShares Pure US Cannabis ETF.

Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing.